DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Deferred Revenues and Deferred Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Deferred revenues:
Deferred product revenues			$ 1,515	$ 695
Deferred maintenance and professional services revenues			59,176	56,900
Revenue Remaining Performance Obligation	$ 57,595	$ 57,595	60,691	57,595
Less - amounts offset from accounts receivable			(22,936)	(22,032)
Deferred revenues			$ 37,755	$ 35,563
The change in deferred revenues:
Balance at beginning of year	57,595	56,629
Deferred revenue relating to new sales	44,105	40,225
Revenue recognized during the year	(41,009)	(39,259)
Balance at end of year	$ 60,691	$ 57,595